Share-Based Payments - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2018 GBP (£) yr	Mar. 31, 2017 GBP (£)	Mar. 31, 2016 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based arrangements, term (in years) | yr	3
Share-based awards, awards grant date	in 2017/18, 2016/17 and 2015/16
Percentage of each award linked to total shareholder return	40.00%
Percentage of each award linked to three-year cumulative free cash flow measure	40.00%
Percentage of growth in underlying revenue excluding transit	20.00%
Cumulative period for free cash flow measure	3 years
Weighted average share price	£ 3.11	£ 3.57	£ 4.63
Options pricing model	Binomial options pricing model
Options pricing model, valuation method	Monte Carlo simulations
Share-based awards, performance period	3 years
Share-based awards, expected life after vesting date	3 months
Employee Saveshare Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Savings-related share option plan saving period basis	Monthly
Share-based awards, term	Over a three or five-year period
Share-based awards, exercise period	6 months
Weighted average share price	£ 2.96	4.22	4.54
Employee Saveshare Plans [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based arrangements, term (in years) | yr	3
Employee Saveshare Plans [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based arrangements, term (in years) | yr	5
Employee Saveshare Plans [Member] | Five Year Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of discount set to market price	20.00%
Employee Saveshare Plans [Member] | Three Year Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of discount set to market price	10.00%
Deferred Bonus Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average share price	£ 2.82	4.21	4.51
Retention Share Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average share price	£ 2.82	£ 4.17	£ 4.20